RELATED PARTY TRANSACTIONS - Transactions With Golar Partners and Subsidiaries (Details) - Golar Partners - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties	$ (19,559)	$ 75,688	$ 53,910
Management and administrative services fees
Related Party Transaction [Line Items]
Revenue from related parties	4,251	2,949	2,877
Ship management fees revenue
Related Party Transaction [Line Items]
Revenue from related parties	6,466	7,577	7,746
Charter-hire expenses
Related Party Transaction [Line Items]
Related party expense	(28,368)	(41,555)	0
Gain on disposals to Golar Partners
Related Party Transaction [Line Items]
Related party transaction amount	0	102,406	43,287
Interest Expense on Vendor Financing Loans
Related Party Transaction [Line Items]
Interest income from related parties	0	4,217	0
Interest expense on short-term credit facility
Related Party Transaction [Line Items]
Interest expense from related parties	(122)	(203)	0
Share options expense recharge
Related Party Transaction [Line Items]
Revenue from related parties	181	297	0
Interest Expense on Deposit Payable
Related Party Transaction [Line Items]
Interest expense from related parties	$ (1,967)	$ 0	$ 0